John Hancock Equity Funds
                Supplement to the Prospectus dated March 1, 2003

John Hancock Small Cap Growth Fund
----------------------------------

On page 26, the third paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.


4/28/03
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                 John Hancock Equity Funds Institutional Class I
                Supplement to the Prospectus dated March 1, 2003

John Hancock Small Cap Growth Fund
----------------------------------

On page 16, the third paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.


4/28/03